Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2023	2024
	RMB	RMB
Internally developed software	466,431	447,705
Trademark	1,074	976
Supplier relationship	15,620	15,620
Customer relationship	146,701	206,000
Brand	26,400	26,400
Technology	19,500	19,500
Accumulated amortization	(369,306)	(358,894)

Intangible assets, net	306,420	357,307